UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07687)
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited), all dollars rounded to thousands (000)
Strategy Aggressive Growth Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ
Investment Companies — 97.6%
Equity Funds Å — 89.0%
First American Equity Income Fund, Class Y	235,965	$2,733
First American International Fund, Class Y	125,181	1,289
First American International Select Fund, Class Y	5,640,947	46,369
First American Large Cap Growth Opportunities Fund, Class Y	598,320	16,304
First American Large Cap Select Fund, Class Y	999,151	10,831
First American Large Cap Value Fund, Class Y	768,836	10,402
First American Mid Cap Growth Opportunities Fund, Class Y •	73,676	2,556
First American Mid Cap Value Fund, Class Y	120,841	2,499
First American Quantitative Large Cap Core Fund, Class Y	707,324	13,382
First American Quantitative Large Cap Growth Fund, Class Y	104,128	2,235
First American Real Estate Securities Fund, Class Y	439,325	6,981
First American Small Cap Growth Opportunities Fund, Class Y •	62,805	1,201
First American Small Cap Select Fund, Class Y	100,542	1,206
First American Small Cap Value Fund, Class Y	115,211	1,152

Total Equity Funds		119,140

Exchange-Traded Fund — 4.5%
iShares S&P GSCI Commodity-Indexed Trust •	218,891	6,078

Fixed Income Funds Å — 4.1%
First American Core Bond Fund, Class Y	187,803	2,087
First American Total Return Bond Fund, Class Y	328,536	3,351

Total Fixed Income Funds		5,438

Total Investment Companies (Cost $148,910)		130,656

Short-Term Investments — 2.3%
U.S. Treasury Obligations — 1.2%
U.S. Treasury Bills ⊕
0.175%, 10/21/2010	$30	30
0.197%, 11/4/2010	1,500	1,499

		1,529

Money Market Fund — 1.1%
First American Prime Obligations Fund, Class Z
0.088% Å Ω	1,508,043	1,508

Total Short-Term Investments (Cost $3,037)		3,037

Total Investments ▲ — 99.9% (Cost $151,947)		133,693

Other Assets and Liabilities, Net — 0.1%		94

Total Net Assets — 100.0%		$133,787

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures will be valued at the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended May 31, 2010.

⊕	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of May 31, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $151,947. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,394
Gross unrealized depreciation	(20,648)

Net unrealized depreciation	$(18,254)

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional Contract	Appreciation
Description	Settlement Month	(Sold)	Value	(Depreciation)
British Pound Currency Futures	June 2010	(12)	$(1,087)	$30
E-Mini MSCI EAFE Index Futures	June 2010	(91)	(6,151)	424
Euro Currency Futures	June 2010	(32)	(4,930)	323
Japanese Yen Currency Futures	June 2010	(22)	(3,030)	(92)
S&P 500 Futures	June 2010	48	13,062	(801)
U.S. Treasury 5 Year Notes	September 2010	(27)	(3,150)	(10)
U.S. Treasury 10 Year Notes	September 2010	(27)	(3,237)	(9)

				$(135)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Equity Funds	$119,140	$—	$—	$119,140
Exchange-Traded Funds	6,078	—	—	6,078
Fixed Income Funds	5,438	—	—	5,438
Short-Term Investments	1,508	1,529	—	3,037

Total Investments	$132,164	$1,529	$—	$133,693

As of May 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$(135)	$—	$—	$(135)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
As of May 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$424
Foreign Exchange Contracts	353

Balance as of May 31, 2010	$777

Liability Derivatives
Equity Contracts	$801
Foreign Exchange Contracts	92
Interest Rate Contracts	19

Balance as of May 31, 2010	$912

Schedule of Investments May 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Strategy Balanced Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ
Investment Companies — 97.8%
Equity Funds Å — 57.4%
First American Equity Income Fund, Class Y	562,737	$6,516
First American Global Infrastructure Fund, Class Y	346,809	2,643
First American International Fund, Class Y	516,846	5,324
First American International Select Fund, Class Y	10,634,780	87,418
First American Large Cap Growth Opportunities Fund, Class Y	1,066,836	29,071
First American Large Cap Select Fund, Class Y	2,118,395	22,963
First American Large Cap Value Fund, Class Y	1,310,384	17,730
First American Mid Cap Growth Opportunities Fund, Class Y •	133,683	4,637
First American Mid Cap Value Fund, Class Y	224,224	4,637
First American Quantitative Large Cap Core Fund, Class Y	1,408,112	26,642
First American Quantitative Large Cap Growth Fund, Class Y	307,943	6,608
First American Real Estate Securities Fund, Class Y	699,502	11,115
First American Small Cap Growth Opportunities Fund, Class Y •	126,241	2,415
First American Small Cap Select Fund, Class Y	202,396	2,427

Total Equity Funds		230,146

Fixed Income Funds Å — 37.2%
First American Core Bond Fund, Class Y	9,186,016	102,057
First American Total Return Bond Fund, Class Y	4,615,831	47,081

Total Fixed Income Funds		149,138

Exchange-Traded Fund — 3.2%
iShares S&P GSCI Commodity-Indexed Trust •	460,083	12,777

Total Investment Companies
(Cost $384,849)		392,061

Short-Term Investments — 2.3%
Money Market Fund — 1.6%
First American Prime Obligations Fund, Class Z
0.088% Å Ω	6,584,309	6,584

U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills ⊕
0.175%, 10/21/2010	$50	50
0.197%, 11/04/2010	2,700	2,698

		2,748

Total Short-Term Investments (Cost $9,332)		9,332

Total Investments ▲ — 100.1% (Cost $394,181)		401,393

Other Assets and Liabilities, Net — (0.1)%		(218)

Total Net Assets — 100.0%		$401,175

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended May 31, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2010.

⊕	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $394,181. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$31,125
Gross unrealized depreciation	(23,913)

Net unrealized appreciation	$7,212

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Description	Settlement Month	(Sold)	Contract Value	(Depreciation)
British Pound Currency Futures	June 2010	(21)	$(1,902)	$52
E-Mini MSCI EAFE Index Futures	June 2010	(122)	(8,247)	799
E-Mini MSCI Emerging Markets Index Futures	June 2010	21	956	(62)
Euro Currency Futures	June 2010	(57)	(8,781)	574
Japanese Yen Currency Futures	June 2010	(42)	(5,784)	(178)
S&P 500 Futures	June 2010	86	23,403	(1,434)
U.S. Treasury 5 Year Note Futures	September 2010	(69)	(8,050)	(25)
U.S. Treasury 10 Year Note Futures	September 2011	(67)	(8,032)	(21)

				$(295)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Equity Funds	$230,146	$—	$—	$230,146
Fixed Income Funds	149,138			149,138
Exchange-Traded Fund	12,777			12,777
Short-Term Investments	6,584	2,748	—	9,332

Total Investments	$398,645	$2,748	$—	$401,393

As of May 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$(295)	$—	$—	$(295)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
As of May 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$799
Foreign Exchange Contracts	626

Balance as of May 31, 2010	$1,425

Liability Derivatives
Equity Contracts	$1,496
Foreign Exchange Contracts	178
Interest Rate Contracts	46

Balance as of May 31, 2010	$1,720

Schedule of Investments May 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Strategy Conservative Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ

Investment Companies — 96.6%
Equity Funds Å — 28.3%
First American Equity Income Fund, Class Y	141,768	$1,642
First American Global Infrastructure Fund, Class Y	340,284	2,593
First American International Fund, Class Y	71,408	736
First American International Select Fund, Class Y	1,336,393	10,985
First American Large Cap Growth Opportunities Fund, Class Y	123,386	3,362
First American Large Cap Select Fund, Class Y	242,116	2,625
First American Large Cap Value Fund, Class Y	110,598	1,496
First American Mid Cap Growth Opportunities Fund, Class Y •	25,597	888
First American Mid Cap Value Fund, Class Y	12,729	263
First American Quantitative Large Cap Core Fund, Class Y	169,973	3,216
First American Quantitative Large Cap Growth Fund, Class Y	38,779	832
First American Real Estate Securities Fund, Class Y	49,682	790
First American Small Cap Select Fund, Class Y	59,813	717

Total Equity Funds		30,145

Fixed Income Funds Å — 67.1%
First American Core Bond Fund, Class Y	3,500,942	38,895
First American High Income Bond Fund, Class Y	114,299	946
First American Intermediate Government Bond Fund, Class Y	388,421	3,376
First American Intermediate Term Bond Fund, Class Y	975,442	9,959
First American Total Return Bond Fund, Class Y	1,808,016	18,442

Total Fixed Income Funds		71,618

Exchange-Traded Fund — 1.2%
iShares S&P GSCI Commodity-Indexed Trust •	44,970	1,249

Total Investment Companies (Cost $99,447)		103,012

Short-Term Investments — 3.3%
Money Market Fund — 2.8%
First American Prime Obligations Fund, Class Z
0.088% Å Ω	2,996,374	2,996

U.S. Treasury Obligation — 0.5%
U.S. Treasury Bill
0.197%, 11/04/2010 ⊕	$500	500

Total Short-Term Investments (Cost $3,496)		3,496

Total Investments ▲ — 99.9% (Cost $102,943)		106,508

Other Assets and Liabilities, Net — 0.1%		118

Total Net Assets — 100.0%		$106,626

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended May 31, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2010.

⊕	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $102,943. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,061
Gross unrealized depreciation	(3,496)

Net unrealized appreciation	$3,565

Schedule of Open Futures Contracts

		Number of
		Contracts		Unrealized
		Purchased	Notional	Appreciation
Description	Settlement Month	(Sold)	Contract Value	(Depreciation)

British Pound Currency Futures	June 2010	(3)	$(272)	$7
E-Mini MSCI EAFE Index Futures	June 2010	(20)	(1,352)	152
E-Mini MSCI Emerging Markets Index Futures	June 2010	2	91	(6)
Euro Currency Futures	June 2010	(8)	(1,232)	85
Japanese Yen Currency Futures	June 2010	(6)	(826)	(22)
S&P 500 Futures	June 2010	10	2,721	(181)
U.S. Treasury 5 Year Note Futures	September 2010	(6)	(700)	(2)
U.S. Treasury 10 Year Note Futures	September 2010	(6)	(719)	(2)

				$31

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Equity Funds	$30,145	$—	$—	$30,145
Fixed Income Funds	71,618	—	—	71,618
Exchange-Traded Fund	1,249	—	—	1,249
Short-Term Investments	2,996	500	—	3,496

Total Investments	$106,008	$500	$—	$106,508

As of May 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$31	$—	$—	$31

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
As of May 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$152
Foreign Exchange Contracts	92

Balance as of May 31, 2010	$244

Liability Derivatives
Equity Contracts	$187
Foreign Exchange Contracts	22
Interest Rate Contracts	4

Balance as of May 31, 2010	$213

Schedule of Investments May 31, 2010 (unaudited), all dollars are rounded to thousands (000)
Strategy Growth Allocation Fund

DESCRIPTION	SHARES/PAR	FAIR VALUE Ñ

Investment Companies — 98.0%
Equity Funds Å — 73.0%
First American Equity Income Fund, Class Y	307,332	$3,559
First American Global Infrastructure Fund, Class Y	187,247	1,427
First American International Fund, Class Y	150,867	1,554
First American International Select Fund, Class Y	6,116,898	50,281
First American Large Cap Growth Opportunities Fund, Class Y	666,715	18,168
First American Large Cap Select Fund, Class Y	1,229,277	13,325
First American Large Cap Value Fund, Class Y	924,837	12,513
First American Mid Cap Growth Opportunities Fund, Class Y •	101,701	3,528
First American Mid Cap Value Fund, Class Y	166,742	3,448
First American Quantitative Large Cap Core Fund, Class Y	843,207	15,954
First American Quantitative Large Cap Growth Fund, Class Y	130,025	2,790
First American Real Estate Securities Fund, Class Y	490,925	7,801
First American Small Cap Growth Opportunities Fund, Class Y •	83,415	1,596
First American Small Cap Select Fund, Class Y	134,134	1,608

Total Equity Funds		137,552

Fixed Income Funds Å — 20.8%
First American Core Bond Fund, Class Y	2,185,912	24,285
First American Total Return Bond Fund, Class Y	1,469,690	14,991

Total Fixed Income Funds		39,276

Exchange-Traded Fund — 4.2%
iShares S&P GSCI Commodity-Indexed Trust •	283,350	7,868

Total Investment Companies (Cost $195,095)		184,696

Short-Term Investments — 1.9%
Money Market Fund — 1.0%
First American Prime Obligations Fund, Class Z
0.088% Å Ω	1,891,976	1,892

U.S. Treasury Obligation — 0.9%
U.S. Treasury Bill
0.197%, 11/04/2010 ⊕	$1,700	1,699

Total Short-Term Investments (Cost $3,591)		3,591

Total Investments ▲ — 99.9% (Cost $198,686)		188,287

Other Assets and Liabilities, Net — 0.1%		123

Total Net Assets — 100.0%		$188,410

Ñ	Investments in investment companies are valued at the respective net asset value of each underlying fund as of May 31, 2010. Security valuations for equity securities and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Exchange listed futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation was made. If there were no sales on that day, futures will be reported on the last reported bid price.

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund.

•	Fund paid no dividends during the twelve-month period ended May 31, 2010.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2010.

⊕	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $198,686. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$7,202
Gross unrealized depreciation	(17,601)

Net unrealized depreciation	$(10,399)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

British Pound Currency Futures	June 2010	(13)	$(1,177)	$32
E-Mini MSCI EAFE Index Futures	June 2010	(49)	(3,312)	200

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	June 2010	10	455	(29)
Euro Currency Futures	June 2010	(39)	(6,008)	384
Japanese Yen Currency Futures	June 2010	(29)	(3,994)	(126)
S&P500 Futures	June 2010	49	13,334	(792)
U.S. Treasury 5 Year Note Futures	September 2010	(44)	(5,134)	(16)
U.S. Treasury 10 Year Note Futures	September 2010	(43)	(5,155)	(14)

				$(361)

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Equity Funds	$137,552	$—	$—	$137,552
Fixed Income Funds	39,276			39,276
Exchange-Traded Fund	7,868			7,868
Short-Term Investments	1,892	1,699	—	3,591

Total Investments	$186,588	$1,699	$—	$188,287

As of May 31, 2010, the fund’s investments in other financial instruments* were classified as follows:

	$(361)	$—	$—	$(361)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
As of May 31, 2010, the fund’s asset and liability fair values of derivative instruments categorized by risk exposure were classified as follows:

Fair Value
Asset Derivatives
Equity Contracts	$200
Foreign Exchange Contracts	416

Balance as of May 31, 2010	$616

Liability Derivatives
Equity Contracts	$(821)
Foreign Exchange Contracts	(126)
Interest Rate Contracts	(30)

Balance as of May 31, 2010	$(977)

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Strategy Funds, Inc.
By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: July 28, 2010